6. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Schedule of revenue derived from services

Revenue derived from the above services were as follows:

Years ended December 31,	2017	2016	2015
Broadcast	$472,751	$486,434	$492,633
Enterprise	430,343	420,138	434,555
Consulting and other	24,313	24,282	27,719
Revenue	$927,407	$930,854	$954,907

Schedule by geographic regions

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

Years ended December 31,	2017	2016	2015
Canada	$415,575	$426,193	$431,005
United States	311,159	319,473	322,679
Europe, Middle East & Africa	80,532	64,624	84,877
Latin America & Caribbean	78,921	83,244	88,794
Asia & Australia	41,220	37,320	27,552
Revenue	$927,407	$930,854	$954,907

As at December 31,	2017	2016
Canada	$976,349	$1,152,337
Europe, Middle East & Africa	693,903	620,219
United States	118,512	139,064
All others	3,083	3,791
Satellites, property and other equipment	$1,791,847	$1,915,411

As at December 31,	2017	2016
Canada	$734,061	$744,150
United States	39,190	42,471
Latin America & Caribbean	30,510	35,736
All others	9,234	10,155
Intangible assets	$812,995	$832,512

As at December 31,	2017	2016
Canada	$72,395	$25,176
Europe, Middle East & Africa	8,059	8,764
All others	3,077	1,747
Other long-term financial assets	$83,531	$35,687

As at December 31	2017	2016
Canada	$2,885	$3,372
Europe, Middle East & Africa	171	443
Other long-term assets	$3,056	$3,815